Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Depreciation	$ 44,000	$ 200,000	$ 277,000	$ 674,000		$ 867,364		$ 761,034
Depreciation expense	$ 77,228	$ 481,526	$ 386,847	$ 1,366,912		$ 1,626,614		$ 1,649,187
Theralink Technologies Inc [Member]
Depreciation expense					$ 162,320		$ 144,411
Impairment loss					$ 238,671